Write-Downs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Write-downs [Line Items]
Write-downs	$ 4,352	$ 52	$ 2,084
Goodwill	132	188
Property Plant And Mine Development [Member]
Write-downs [Line Items]
Write-downs	4,265	52	2,084
Other Long-Term Assets [Member]
Write-downs [Line Items]
Write-downs	87
Carlin [Member] | Property Plant And Mine Development [Member]
Write-downs [Line Items]
Write-downs			2
Other North America [Member] | Property Plant And Mine Development [Member]
Write-downs [Line Items]
Write-downs	2,082	25
Minera Yanacocha [Member] | Property Plant And Mine Development [Member]
Write-downs [Line Items]
Write-downs	8		1
Other South America [Member] | Property Plant And Mine Development [Member]
Write-downs [Line Items]
Write-downs		17
Boddington [Member] | Property Plant And Mine Development [Member]
Write-downs [Line Items]
Write-downs	2,107
Boddington [Member] | Other Long-Term Assets [Member]
Write-downs [Line Items]
Write-downs	31
Tanami [Member] | Property Plant And Mine Development [Member]
Write-downs [Line Items]
Write-downs	67
Tanami [Member] | Other Long-Term Assets [Member]
Write-downs [Line Items]
Write-downs	56
Kalgoorlie [Member] | Property Plant And Mine Development [Member]
Write-downs [Line Items]
Write-downs		5
Batu Hijau [Member] | Property Plant And Mine Development [Member]
Write-downs [Line Items]
Write-downs	1	5	1
Corporate and Other [Member] | Property Plant And Mine Development [Member]
Write-downs [Line Items]
Write-downs			2,080
Other Australia New Zealand [Member] | Other Long-Term Assets [Member]
Write-downs [Line Items]
Write-downs	$ 56